Other Financial Assets - Summary of Other Financial Assets (Detail) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
Other current financial assets	$ 2,774	$ 1,574
Other non current financial assets	40,537	48,368
Marketable securities [member]
Disclosure of financial assets [line items]
Other current financial assets	2,444	1,419
Copper put option contracts [member]
Disclosure of financial assets [line items]
Other current financial assets	330	155
Investment in subscription receipts [member]
Disclosure of financial assets [line items]
Other non current financial assets	2,400	10,333
Reclamation deposits [member]
Disclosure of financial assets [line items]
Other non current financial assets	30,637	30,535
Restricted cash [Member]
Disclosure of financial assets [line items]
Other non current financial assets	$ 7,500	$ 7,500